Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Plus Portfolio

June 30, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 69.2%
United States – 69.2%
U.S. Treasury Notes 0.125%, 12/15/2023	U.S.$	47,125	$46,049,570
0.75%, 08/31/2026		1,749	1,559,521
3.00%, 06/30/2024		3,254	3,177,128
3.25%, 08/31/2024		57,972	56,576,951
3.50%, 04/30/2028		1,448	1,406,661
4.00%, 06/30/2028		849	843,860
4.125%, 10/31/2027		1,610	1,600,447
4.25%, 09/30/2024		5,741	5,664,456
4.25%, 12/31/2024		20,699	20,408,117
4.375%, 10/31/2024		11,470	11,330,012
4.50%, 11/30/2024		8,826	8,732,620

Total Governments - Treasuries (cost $159,537,080)			157,349,343

CORPORATES - INVESTMENT GRADE – 9.8%
Financial Institutions – 5.2%
Banking – 4.1%
AIB Group PLC 7.583%, 10/14/2026(a)		681	692,713
Australia & New Zealand Banking Group Ltd. 4.829%, 02/03/2025(a)		294	290,872
Banco Bilbao Vizcaya Argentaria SA 5.862%, 09/14/2026		600	591,450
Banco Santander SA 4.175%, 03/24/2028		200	187,428
Bank of Ireland Group PLC 6.253%, 09/16/2026(a)		343	340,753
Cooperatieve Rabobank UA 3.75%, 07/21/2026		282	263,521
Credit Suisse AG 6.50%, 08/08/2023(a)		302	300,427
Danske Bank A/S 3.773%, 03/28/2025(a)		353	344,969
Deutsche Bank AG/New York NY 6.119%, 07/14/2026		267	264,952
HSBC Holdings PLC 2.999%, 03/10/2026		595	564,911
4.755%, 06/09/2028		790	759,024
Intesa Sanpaolo SpA 7.00%, 11/21/2025(a)		201	202,807
JPMorgan Chase & Co. 5.546%, 12/15/2025		426	424,373
Mitsubishi UFJ Financial Group, Inc. 4.788%, 07/18/2025		267	263,185
Nationwide Building Society 2.972%, 02/16/2028(a)		310	278,600
Santander Holdings USA, Inc. 2.49%, 01/06/2028		185	159,986
6.499%, 03/09/2029		159	157,426
Santander UK Group Holdings PLC 6.833%, 11/21/2026		407	408,099

	Principal Amount (000)		U.S. $ Value

Societe Generale SA 2.797%, 01/19/2028(a)	U.S.$	367	$324,644
6.447%, 01/12/2027(a)		273	272,571
Standard Chartered PLC 0.991%, 01/12/2025(a)		621	602,072
7.776%, 11/16/2025(a)		307	313,686
Sumitomo Mitsui Financial Group, Inc. 5.464%, 01/13/2026		757	755,130
UBS Group AG 6.373%, 07/15/2026(a)		479	476,016

			9,239,615

Finance – 0.3%
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		298	265,271
1.95%, 09/20/2026(a)		99	85,873
5.50%, 12/15/2024(a)		65	63,592
Synchrony Financial 3.95%, 12/01/2027		204	177,698
4.875%, 06/13/2025		199	189,257

			781,691

REITs – 0.8%
American Tower Corp. 3.65%, 03/15/2027		235	220,228
5.25%, 07/15/2028		106	105,002
Vornado Realty LP 2.15%, 06/01/2026		426	360,848
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)		1,072	1,010,596

			1,696,674

			11,717,980

Industrial – 4.5%
Basic – 0.3%
Glencore Funding LLC 4.625%, 04/29/2024(a)		623	615,138

Capital Goods – 0.3%
CNH Industrial Capital LLC 3.95%, 05/23/2025		376	363,912
Parker-Hannifin Corp. 3.65%, 06/15/2024		389	381,274

			745,186

Communications - Media – 0.3%
Prosus NV 3.257%, 01/19/2027(a)		367	331,566
Warnermedia Holdings, Inc. 3.788%, 03/15/2025		359	346,909

			678,475

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.7%
General Motors Financial Co., Inc. 5.80%, 06/23/2028	U.S.$	211	$210,255
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		577	517,465
Hyundai Capital America 2.75%, 09/27/2026(a)		1,010	918,555

			1,646,275

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		393	369,259
3.20%, 08/08/2024		227	220,145

			589,404

Consumer Non-Cyclical – 0.8%
BAT International Finance PLC 1.668%, 03/25/2026		740	665,371
Philip Morris International, Inc. 4.875%, 02/13/2026		445	441,814
5.00%, 11/17/2025		407	405,083
Zoetis, Inc. 5.40%, 11/14/2025		230	230,667

			1,742,935

Energy – 0.8%
Canadian Natural Resources Ltd. 2.05%, 07/15/2025		663	617,943
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		618	549,575
Marathon Oil Corp. 4.40%, 07/15/2027		352	335,980
Var Energi ASA 7.50%, 01/15/2028(a)		349	359,676

			1,863,174

Other Industrial – 0.2%
LKQ Corp. 5.75%, 06/15/2028(a)		368	366,605

Services – 0.2%
Amazon.com, Inc. 4.55%, 12/01/2027		412	409,326

Technology – 0.3%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026		641	556,734
TSMC Arizona Corp. 3.875%, 04/22/2027		227	217,643

			774,377

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		875	855,740

			10,286,635

	Principal Amount (000)		U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	U.S.$	266	$271,703

Total Corporates - Investment Grade (cost $23,071,406)			22,276,318

ASSET-BACKED SECURITIES – 8.3%
Autos - Fixed Rate – 6.1%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		422	421,457
American Credit Acceptance Receivables Trust Series 2022-3, Class A 4.12%, 02/13/2026(a)		244	243,650
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026		190	174,064
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028		190	176,980
CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)		101	100,419
Series 2021-B, Class C 1.23%, 03/15/2027(a)		303	298,071
Series 2022-D, Class A 6.09%, 01/15/2027(a)		648	648,729
Series 2023-A, Class A 5.54%, 03/16/2026(a)		266	265,111
Donlen Fleet Lease Funding 2 LLC Series 2021-2, Class C 1.20%, 12/11/2034(a)		371	349,761
Drive Auto Receivables Trust Series 2021-1, Class C 1.02%, 06/15/2027		120	117,886
DT Auto Owner Trust Series 2021-2A, Class C 1.10%, 02/16/2027(a)		185	178,950
Series 2023-1A, Class A 5.48%, 04/15/2027(a)		542	539,790
Enterprise Fleet Financing LLC Series 2023-2, Class A2 5.56%, 04/22/2030(a)		720	715,995
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32%, 07/15/2025		34	34,339
Series 2021-1A, Class C 0.74%, 01/15/2026		198	195,608
FHF Trust Series 2023-1A, Class A1 5.961%, 04/15/2024(a)		218	218,338

	Principal Amount (000)		U.S. $ Value

First Investors Auto Owner Trust Series 2021-1A, Class C 1.17%, 03/15/2027(a)	U.S.$	351	$333,388
Flagship Credit Auto Trust Series 2020-4, Class C 1.28%, 02/16/2027(a)		615	591,725
Ford Credit Auto Owner Trust Series 2021-1, Class C 1.91%, 10/17/2033(a)		202	180,656
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)		229	222,789
Hertz Vehicle Financing III LLC Series 2022-1A, Class A 1.99%, 06/25/2026(a)		562	521,373
JPMorgan Chase Bank, NA - CACLN Series 2020-1, Class C 1.389%, 01/25/2028(a)		28	27,711
Series 2020-2, Class D 1.487%, 02/25/2028(a)		28	27,639
Series 2021-1, Class B 0.875%, 09/25/2028(a)		189	183,021
Series 2021-2, Class B 0.889%, 12/26/2028(a)		157	151,785
LAD Auto Receivables Trust Series 2022-1A, Class A 5.21%, 06/15/2027(a)		401	396,227
Lendbuzz Securitization Trust Series 2023-1A, Class A1 5.383%, 03/15/2024(a)		95	94,713
Series 2023-2A, Class A1 5.835%, 05/15/2024(a)		274	273,783
Prestige Auto Receivables Trust Series 2022-1A, Class A2 5.90%, 07/15/2025(a)		605	604,514
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		511	499,623
Santander Bank Auto Credit-Linked Notes Series 2022-A, Class B 5.281%, 05/15/2032(a)		295	289,913
Series 2022-B, Class B 5.721%, 08/16/2032(a)		438	434,924
Series 2022-C, Class B 6.451%, 12/15/2032(a)		343	342,581
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D 1.57%, 01/15/2027(a)		727	663,508
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48%, 01/15/2027		424	409,546

	Principal Amount (000)		U.S. $ Value

Tricolor Auto Securitization Trust Series 2023-1A, Class A 6.48%, 08/17/2026(a)	U.S.$	439	$438,087
United Auto Credit Securitization Trust Series 2022-2, Class A 4.39%, 04/10/2025(a)		153	152,946
Westlake Automobile Receivables Trust Series 2020-3A, Class C 1.24%, 11/17/2025(a)		427	421,653
Series 2023-1A, Class A2A 5.51%, 06/15/2026(a)		822	818,956
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		1,008	1,006,125

			13,766,334

Other ABS - Fixed Rate – 2.2%
Affirm Asset Securitization Trust Series 2021-B, Class B 1.24%, 08/17/2026(a)		198	187,158
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		54	52,262
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		257	254,245
Atalaya Equipment Leasing Trust Series 2021-1A, Class A2 1.23%, 05/15/2026(a)		185	181,198
Avant Loans Funding Trust Series 2021-REV1, Class A 1.21%, 07/15/2030(a)		811	797,229
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		101	85,699
College Ave Student Loans LLC Series 2021-C, Class A2 2.32%, 07/26/2055(a)		400	343,729
Crossroads Asset Trust Series 2021-A, Class B 1.12%, 06/20/2025(a)		86	85,566
Dext ABS LLC Series 2021-1, Class A 1.12%, 02/15/2028(a)		351	337,033
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		854	765,054
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		760	753,144
MVW LLC Series 2021-2A, Class A 1.43%, 05/20/2039(a)		347	306,733

	Principal Amount (000)		U.S. $ Value

Neighborly Issuer LLC Series 2021-1A, Class A2 3.584%, 04/30/2051(a)	U.S.$	222	$184,826
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32%, 04/20/2062(a)		321	284,853
Series 2021-DA, Class AFX 1.63%, 04/20/2062(a)		106	95,109
NMEF Funding LLC Series 2022-B, Class A2 6.07%, 06/15/2029(a)		306	303,736
Upstart Securitization Trust Series 2021-3, Class A 0.83%, 07/20/2031(a)		52	51,871

			5,069,445

Total Asset-Backed Securities (cost $19,558,544)			18,835,779

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.4%
Risk Share Floating Rate – 4.9%
Bellemeade Re Ltd. Series 2021-1A, Class M1B 7.267% (SOFR + 2.20%), 03/25/2031(a) (b)		684	685,517
Series 2021-2A, Class M1A 6.267% (SOFR + 1.20%), 06/25/2031(a) (b)		161	159,960
Series 2021-3A, Class A2 6.067% (SOFR + 1.00%), 09/25/2031(a) (b)		480	469,173
Series 2022-2, Class M1A 9.067% (SOFR + 4.00%), 09/27/2032(a) (b)		858	876,226
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M1 5.817% (SOFR + 0.75%), 10/25/2041(a) (b)		44	43,877
Series 2021-R03, Class 1M1 5.917% (SOFR + 0.85%), 12/25/2041(a) (b)		397	393,316
Series 2022-R01, Class 1M1 6.067% (SOFR + 1.00%), 12/25/2041(a) (b)		906	896,319
Series 2022-R02, Class 2M1 6.267% (SOFR + 1.20%), 01/25/2042(a) (b)		300	298,139
Series 2022-R05, Class 2M1 6.967% (SOFR + 1.90%), 04/25/2042(a) (b)		124	124,197

	Principal Amount (000)		U.S. $ Value

Series 2022-R08, Class 1M1 7.617% (SOFR + 2.55%), 07/25/2042(a) (b)	U.S.$	691	$700,819
Series 2023-R02, Class 1M1 7.367% (SOFR + 2.30%), 01/25/2043(a) (b)		331	332,087
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.45% (LIBOR 1 Month + 3.30%), 10/25/2027(b)		54	54,141
Series 2021-DNA5, Class M2 6.717% (SOFR + 1.65%), 01/25/2034(a) (b)		145	144,834
Series 2021-DNA6, Class M1 5.867% (SOFR + 0.80%), 10/25/2041(a) (b)		306	304,700
Series 2021-DNA7, Class M1 5.917% (SOFR + 0.85%), 11/25/2041(a) (b)		601	593,978
Series 2021-HQA4, Class M1 6.017% (SOFR + 0.95%), 12/25/2041(a) (b)		424	411,392
Series 2022-DNA1, Class M1A 6.067% (SOFR + 1.00%), 01/25/2042(a) (b)		323	317,306
Series 2022-DNA2, Class M1A 6.367% (SOFR + 1.30%), 02/25/2042(a) (b)		329	327,025
Series 2022-DNA4, Class M1A 7.267% (SOFR + 2.20%), 05/25/2042(a) (b)		288	290,075
Series 2022-DNA5, Class M1A 8.017% (SOFR + 2.95%), 06/25/2042(a) (b)		401	408,063
Series 2022-DNA6, Class M1A 7.217% (SOFR + 2.15%), 09/25/2042(a) (b)		318	320,126
Series 2022-DNA7, Class M1A 7.567% (SOFR + 2.50%), 03/25/2052(a) (b)		847	853,998
Series 2022-HQA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2042(a) (b)		429	430,047
Series 2022-HQA2, Class M1A 7.717% (SOFR + 2.65%), 07/25/2042(a) (b)		690	701,166
Series 2023-DNA1, Class M1A 7.167% (SOFR + 2.10%), 03/25/2043(a) (b)		406	406,853

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.05% (LIBOR 1 Month + 4.90%), 11/25/2024(b)	U.S.$	164	$170,902
Series 2015-C01, Class 1M2 9.45% (LIBOR 1 Month + 4.30%), 02/25/2025(b)		30	31,379
Series 2015-C02, Class 1M2 9.15% (LIBOR 1 Month + 4.00%), 05/25/2025(b)		9	9,281
Series 2021-R02, Class 2M1 5.967% (SOFR + 0.90%), 11/25/2041(a) (b)		312	309,977
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 8.928% (LIBOR 1 Month + 3.75%), 05/30/2023(a) (b)		64	63,290
Series 2019-3R, Class A 8.878% (LIBOR 1 Month + 3.70%), 11/27/2031(a) (b)		21	20,068
Triangle Re Ltd. Series 2021-3, Class M1A 6.967% (SOFR + 1.90%), 02/25/2034(a) (b)		162	162,563

			11,310,794

Agency Floating Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4248, Class QF 5.693% (LIBOR 1 Month + 0.50%), 06/15/2039(b)		242	236,321
Series 4286, Class VF 5.643% (LIBOR 1 Month + 0.45%), 12/15/2043(b)		209	203,590
Federal National Mortgage Association REMICs Series 2013-57, Class FN 5.50% (LIBOR 1 Month + 0.35%), 06/25/2043(b)		155	150,311
Series 2014-49, Class AF 4.32% (LIBOR 1 Month + 0.32%), 08/25/2044(b)		272	264,524

			854,746

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class NE 2.50%, 03/15/2041		199	187,078

Non-Agency Floating Rate – 0.0%
JPMorgan Chase Bank, NA Series 2019-CL1, Class M3 7.25% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (b)		49	47,169

Total Collateralized Mortgage Obligations (cost $12,432,813)			12,399,787

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.9%
Non-Agency Floating Rate CMBS – 1.8%
AREIT Trust Series 2022-CRE6, Class A 6.317% (SOFR + 1.25%), 01/20/2037(a) (b)	U.S.$	761	$741,195
BBCMS Mortgage Trust Series 2020-BID, Class A 7.333% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (b)		546	512,597
BFLD Trust Series 2021-FPM, Class A 6.794% (LIBOR 1 Month + 1.60%), 06/15/2038(a) (b)		795	755,939
CLNY Trust Series 2019-IKPR, Class D 7.287% (SOFR + 2.14%), 11/15/2038(a) (b)		180	166,451
GCT Commercial Mortgage Trust Series 2021-GCT, Class B 6.443% (LIBOR 1 Month + 1.25%), 02/15/2038(a) (b)		469	369,658
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(c)		470	445,632
Morgan Stanley Capital I Trust Series 2019-BPR, Class C 8.743% (LIBOR 1 Month + 3.55%), 05/15/2036(a) (b)		365	347,105
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.726% (SOFR + 1.58%), 07/15/2036(a) (b)		166	155,731
VASA Trust Series 2021-VASA, Class A 6.093% (LIBOR 1 Month + 0.90%), 07/15/2039(a) (b)		830	729,297

			4,223,605

Non-Agency Fixed Rate CMBS – 1.1%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		185	148,932
Citigroup Commercial Mortgage Trust Series 2013-GC15, Class C 5.419%, 09/10/2046		516	499,760
GS Mortgage Securities Trust Series 2011-GC5, Class AS 5.209%, 08/10/2044(a)		420	394,758

	Principal Amount (000)		U.S. $ Value

GSF Series 2021-1, Class A1 1.433%, 08/15/2026(a) (c) (d)	U.S.$	380	$357,381
Series 2021-1, Class A2 2.435%, 08/15/2026(a) (c) (d)		538	508,134
Series 2021-1, Class AS 2.638%, 08/15/2026(a) (c) (d)		18	16,491
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		120	119,619
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class C 3.865%, 03/10/2046(a)		505	358,301
Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class A2 2.632%, 05/15/2048		6	5,988

			2,409,364

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-51, Class IO 0.939%, 08/16/2046(e)		249	3,421

Total Commercial Mortgage-Backed Securities (cost $7,371,290)			6,636,390

AGENCIES – 1.4%
Agency Debentures – 1.4%
Federal Home Loan Banks 2.50%, 02/13/2024		445	437,012
Federal Home Loan Mortgage Corp. 0.25%, 08/24/2023		2,000	1,986,003
Federal National Mortgage Association 2.50%, 02/05/2024		810	795,658

Total Agencies (cost $3,254,322)			3,218,673

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
AGL CLO 12 Ltd. Series 2021-12A, Class A1 6.41% (LIBOR 3 Month + 1.16%), 07/20/2034(a) (b)		686	673,549
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.21% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (b)		320	304,285
Elevation CLO Ltd. Series 2020-11A, Class C 7.46% (LIBOR 3 Month + 2.20%), 04/15/2033(a) (b)		250	236,751

	Principal Amount (000)			U.S. $ Value

Goldentree Loan Management US CLO 7 Ltd. Series 2020-7A, Class AR 6.32% (LIBOR 3 Month + 1.07%), 04/20/2034(a) (b)	U.S.$	453		$444,632
Magnetite XXVI Ltd. Series 2020-26A, Class A1R 6.375% (LIBOR 3 Month + 1.12%), 07/25/2034(a) (b)		739		728,272
Rad CLO 7 Ltd. Series 2020-7A, Class A1 6.46% (LIBOR 3 Month + 1.20%), 04/17/2033(a) (b)		444		439,243
Voya CLO Ltd. Series 2019-1A, Class DR 8.11% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (b)		130		116,934

Total Collateralized Loan Obligations (cost $3,013,086)				2,943,666

MORTGAGE PASS-THROUGHS – 0.6%
Agency Fixed Rate 30-Year – 0.6%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 10/01/2049		125		115,373
3.50%, 11/01/2049		602		556,455
Federal National Mortgage Association Series 2010 5.00%, 02/01/2040		539		540,874
Government National Mortgage Association Series 2002 7.50%, 03/15/2032		26		26,911
Series 2009 5.00%, 10/15/2039		212		211,000

				1,450,613

Agency Fixed Rate 15-Year – 0.0%
Federal Home Loan Mortgage Corp. Gold Series 2011 5.00%, 07/01/2025		4		3,643
6.50%, 03/01/2026		5		4,493

				8,136

Agency ARMs – 0.0%
Federal National Mortgage Association Series 2007 6.423% (LIBOR 6 Month + 1.31%), 01/01/2037(b)		0	**	494

Total Mortgage Pass-Throughs (cost $1,603,032)				1,459,243

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.2%
United States – 0.2%
New Jersey Turnpike Authority Series 2021-B 1.047%, 01/01/2026	U.S.$	125	$112,975
Port Authority of New York & New Jersey Series 2020-A 1.086%, 07/01/2023		280	280,000

Total Local Governments - US Municipal Bonds (cost $405,000)			392,975

Total Investments – 99.1% (cost $230,246,573)(f)			225,512,174
Other assets less liabilities – 0.9%			1,974,618

Net Assets – 100.0%			$227,486,792

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	6	September 2023	$710,625	$(3,852)
U.S. T-Note 2 Yr (CBT) Futures	375	September 2023	76,253,906	(1,066,089)
U.S. T-Note 5 Yr (CBT) Futures	379	September 2023	40,588,531	(560,954)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	9	September 2023	9,265,394	(40,895)
U.S. Ultra Bond (CBT) Futures	1	September 2023	136,219	(2,572)

				$(1,674,362)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	JPY	3,907	USD	28	08/25/2023	$ 970

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)%	Quarterly	4.29%	USD	2,770	$(82,475)	$(5,791)	$(76,684)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,830	05/21/2031	1.365%	1 Day SOFR	Annual	$449,162	$364,156	$85,006

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $46,818,528 or 20.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.59% of net assets as of June 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021	$368,700	$357,381	0.16%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021	549,170	508,134	0.22%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021	18,317	16,491	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2022	499,114	445,632	0.20%

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	IO - Interest Only.
(f)

As of June 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $201,940 and gross unrealized depreciation of investments was $(6,601,409), resulting in net unrealized depreciation of $(6,399,469).

Currency Abbreviations:

JPY – Japanese Yen

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$157,349,343	$—	$157,349,343
Corporates - Investment Grade	—	22,276,318	—	22,276,318
Asset-Backed Securities	—	18,835,779	—	18,835,779
Collateralized Mortgage Obligations	—	12,399,787	—	12,399,787
Commercial Mortgage-Backed Securities	—	5,754,384	882,006	6,636,390
Agencies	—	3,218,673	—	3,218,673
Collateralized Loan Obligations	—	2,943,666	—	2,943,666
Mortgage Pass-Throughs	—	1,459,243	—	1,459,243
Local Governments - US Municipal Bonds	—	392,975	—	392,975

Total Investments in Securities	—	224,630,168	882,006	225,512,174
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	970	—	970
Centrally Cleared Interest Rate Swaps	—	449,162	—	449,162
Liabilities:
Futures	(1,674,362)	—	—	(1,674,362)
Centrally Cleared Credit Default Swaps	—	(82,475)	—	(82,475)

Total	$(1,674,362)	$224,997,825	$882,006	$224,205,469

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.